CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT LIABILITIES

As of December 31, 2025 and 2024, the contract liabilities were comprised of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Contract liabilities	1,400,000	750,000	96,360
Advance from customers	244,000	109,000	14,004
Total	1,644,000	859,000	110,364

SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

The movement in contract liabilities is as follows:

	2024	2025	2025
	HK$	HK$	US$
Balance at beginning of the year ended December 31	1,100,000	1,400,000	179,872
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(1,100,000)	(1,400,000)	(179,872)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,400,000	750,000	96,360
Balance at end of the year ended December 31	1,400,000	750,000	96,360